Employee benefits	12 Months Ended
Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Employee benefits
2
7
.

Employee benefits

Total employee benefits expenses, including share-based payments, incurred during the years ended March 31, 2024, 2023 and 2022 amounted to Rs.50,300, Rs.46,465 and Rs.38,858, respectively.

Gratuity benefits provided by the parent company

In accordance with applicable Indian laws, the parent company has a defined benefit plan which provides for gratuity payments (the “Gratuity Plan”) and covers certain categories of employees in India. The Gratuity Plan provides a lump sum gratuity payment to eligible employees at retirement or termination of their employment. The amount of the payment is based on the respective employee’s last drawn salary and the years of employment with the Company. Effective September 1, 1999, the Company established the Dr. Reddy’s Laboratories Gratuity Fund (the “Gratuity Fund”) to fund the Gratuity Plan. Liabilities in respect of the Gratuity Plan are determined by an actuarial valuation, based upon which the Company makes contributions to the Gratuity Fund. Trustees administer the contributions made to the Gratuity Fund.

The components of gratuity cost recognized in the income statement for the years ended March 31, 2024, 2023 and 2022 consist of the following:

	For the Year Ended March 31,
	2024		2023		2022
Current service cost	Rs.	389	Rs.	364	Rs.	328
Interest on defined benefit liability		(7)		30		33
Past service cost		-		17		-
Gratuity cost recognized in income statement	Rs.	382	Rs.	411	Rs.	361

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2024		2023
Present value of funded obligations	Rs.	3,404	Rs.	3,076
Fair value of plan assets		(3,064)		(3,093)
Net defined benefit liability/(asset) r e c og n i z e d	Rs.	340	Rs.	(17)

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2024		2023
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	3,076	Rs.	2,894
Current s e r v i c e c o s t		389		364
In t e r e s t on defined obligations		206		171
Past service cost		-		17
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(154)		(61)
Actuarial loss/(gain) due to demographic assumptions		47		(32)
Actuarial loss/(gain) due to experience changes		98		67
B e n e f it s p a i d		(249)		(344)
Liabilities assumed/(transferred) (1)		(9)		0 (2)
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	3,404	Rs.	3,076

(1)	Liabilities assumed/(transferred):
•
During the year ended March 31, 2024, an amount of Rs.9 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

•
During the year ended March 31, 2023, an amount of Rs.0 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

(2)	Rounded to the nearest million.

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2 024		2023
Fair value of plan assets at the beginning of the year	Rs.	3,093	Rs.	2,350
Employer contributions		-		885
Interest on plan assets		213		141
Re-measurements due to:
Return on plan assets excluding interest on plan assets		16		62
Benefits paid		(249)		(344)
Assets transferred (1)		(9)		(1)
Plan assets at the end of the year	Rs.	3,064	Rs.	3,093

(1)	Assets transferred:
•	During the year ended March 31, 2024, an amount of Rs.(9) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.
•	During the year ended March 31, 2023, an amount of Rs.(1) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.

Sensitivity Analysis:

As of March 31, 2024
Defined benefit obligation without effect of projected salary growth	2,225
Add: Effect of salary growth	1,179
Defined benefit obligation with projected salary growth	3,404
Defined benefit obligation, using salary growth rate plus 50 basis points	3,506
Defined benefit obligation, using salary growth rate minus 50 basis points	3,306
Defined benefit obligation, using discount rate minus 50 basis points	3,507
Defined benefit obligation, using discount rate plus 50 basis points	3,306

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Gratuity plan are as follows:

	For the Year Ended March 31,
	2024	2023	2022
Discount rate	7.15%	7.30%	6.45%
Rate of compensation increase	8.10%	9.00%	8.50%

Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2024 and 2023, by asset category, was as follows:

	As of March 31,
	2024	2023
Funds managed by insurers	100%	100%

The expected future cash flows in respect of gratuity as of March 31, 2024 were as follows:

Expected contribution	Amount
During the year ended March 31, 2025 (estimated)	Rs.	-

Expected future benefit payments
March 31, 2026		509
March 31, 2027		476
March 31, 2028		460
March 31, 2029		437
March 31, 2030		426
Thereafter		3,373

Pension plan of the Company’s subsidiary, Industrias Quimicas Falcon de Mexico

All employees of the
Company’s
Mexican subsidiary, Industrias Quimicas Falcon de Mexico (“Falcon”), are entitled to a pension benefit in the form of a defined benefit pension plan. The Falcon pension plan provides for payment to vested employees at retirement or termination of employment. Liabilities in respect of the pension plan are determined by an actuarial valuation, based on which the Company makes contributions to the pension plan fund. This fund is administered by a third party, who is provided guidance by a technical committee formed by senior employees of Falcon.

The components of net pension cost recognized in the income statement for the years ended March 31, 2024, 2023 and 2022 consist of the following:

	For the Year Ended March 31,
	2024		2023		2022
Current service cost	Rs.	16	Rs.	15	Rs.	16
Interest on defined benefit liability		3		4		10
Total cost recognized in income statement	Rs.	19	Rs.	19	Rs.	26

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2024		2023
P r e s e nt v a l ue of funded ob l i g a t i ons	Rs.	348	Rs.	291
F a i r v a l ue of p l a n a ss e t s		(331)		(248)
Net defined benefit liability r e c og n i z e d	Rs.	17	Rs.	43

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2024		2023
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	291	Rs.	271
Current s e r v i c e c o s t		16		15
In t e r e s t on defined obligations		32		27
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		6		(27)
Actuarial loss/(gain) due to change in demographic		-		(3)
Actuarial loss/(gain) due to experience changes		31		32
B e n e f it s p a i d		(62)		(74)
Foreign exchanges differences		34		50
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	348	Rs.	291

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2024		2023
Fair value of plan assets at the beginning of the year	Rs.	248	Rs.	215
Employer contributions		85		74
Interest on plan assets		30		23
Re-measurements due to:
Return on plan assets excluding interest on plan assets		1		(32)
Benefits paid		(62)		(74)
Foreign exchanges differences		30		42
Plan assets at the end of the year	Rs.	331	Rs.	248

Sensitivity Analysis:

As of March 31, 2024
Defined benefit obligation without effect of projected salary growth	249
Add: Effect of salary growth	99
Defined benefit obligation with projected salary growth	348
Defined benefit obligation, using salary growth rate plus 50 basis points	362
Defined benefit obligation, using salary growth rate minus 50 basis points	335
Defined benefit obligation, using discount rate minus 50 basis points	361
Defined benefit obligation, using discount rate plus 50 basis points	335

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Falcon defined benefit plans are as follows:

The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2024	2023	2022
Discount rate	10.25%	10.50%	9.25%
Rate of compensation increase	4.50%	4.50%	4.50%

Disaggregation of plan assets:
The Falcon pension plan’s weighted-average asset allocation as of March 31, 2024 and 2023, by asset category, was as follows:

	As of March 31,
	2024	2023
Funds managed by insurers	50%	50%
Others	50%	50%

The expected future cash flows in respect of post-employment benefit plans in Mexico as of March 31, 2023 were as follows:

Expected contribution	Amount
During the year ended March 31, 2025 (estimated)	Rs.	-

Expected future benefit payments
March 31, 2026		6
March 31, 2027		11
March 31, 2028		19
March 31, 2029		26
March 31, 2030		36
Thereafter		798

Provident fund benefits

Certain categories of employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and employer each make monthly contributions to a government administered fund equal to 12% of the covered employee’s qualifying salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.1,316, Rs.1,142 and Rs.1,013 to the provident fund plan during the years ended March 31, 2024, 2023 and 2022, respectively.

Superannuation benefits

Certain categories of employees of the Company participate in superannuation, a defined contribution plan administered by the Life Insurance Corporation of India. The Company makes monthly contributions based on a specified percentage of each covered employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.133, Rs.127 and Rs.83 to the superannuation plan during the years ended March 31, 2024, 2023 and 2022, respectively.

Other contribution plans

In the United States, the Company sponsors a defined contribution 401(k) retirement savings plan for all eligible employees who meet minimum age and service requirements. The Company contributed Rs.225, Rs.171 and Rs.131 to the 401(k) retirement savings plan during the years ended March 31, 2024, 2023 and 2022, respectively. The Company has no further obligations under the plan beyond its monthly matching contributions.

In the United Kingdom, certain social security benefits (such as pension, unemployment and disability) are funded by employers and employees through mandatory National Insurance contributions. The contribution amounts are determined based upon the employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.251, Rs.214 and Rs.166 to the National Insurance during the years ended March 31, 2024, 2023 and 2022, respectively.

Compensated absences

The Company provides for accumulation of compensated absences by certain categories of its employees. These employees can carry forward a portion of the unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof as per the Company’s policy. The Company records a liability for compensated absences in the period in which the employee renders the services that increases this entitlement. The total liability recorded by the Company towards this obligation was Rs.1,205 and Rs.1,059 as of March 31, 2024 and 2023, respectively.